Offsets	Jul. 10, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	FLOTEK INDUSTRIES INC/CN/
Form or Filing Type	S-3
File Number	333-264875
Initial Filing Date	May 11, 2022
Fee Offset Claimed	$ 9,270
Security Type Associated with Fee Offset Claimed	Other
Security Title Associated with Fee Offset Claimed	Common stock, preferred stock, depositary shares, warrants, rights and units
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 100,000,000
Termination / Withdrawal Statement	Pursuant to Rule 457(p) of the Securities Act of 1933, the registrant is offsetting the registration fee due under this registration statement by $9,270, which represents the registration fee previously paid with respect to $100,000,000 of unsold securities previously registered on the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	FLOTEK INDUSTRIES INC/CN/
Form or Filing Type	S-3
File Number	333-264875
Filing Date	May 11, 2022
Fee Paid with Fee Offset Source	$ 9,270